Greenspring Income Opportunities Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 80.5%	Par	Value
COMMUNICATION SERVICES - 3.7%
Cable & Satellite - 0.7%
CCO Holdings LLC
5.50%, 05/01/2026 (a)	$2,249,000	$2,249,598
5.13%, 05/01/2027 (a)	554,000	552,598
		2,802,196

Media - 3.0%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028 (a)	4,775,000	3,726,338
Belo Corp., 7.75%, 06/01/2027	920,000	953,308
Getty Images, Inc., 9.75%, 03/01/2027 (a)	3,905,000	3,830,062
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	2,484,000	2,479,791
TEGNA, Inc., 4.63%, 03/15/2028	133,000	129,753
		11,119,252
TOTAL COMMUNICATION SERVICES		13,921,448

CONSUMER DISCRETIONARY - 14.0%
Apparel & Textiles - 1.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	5,092,000	4,572,445

Auto Components - 0.4%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	1,600,000	1,650,326

Automobiles - 1.4%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025 (a)	5,051,000	5,058,597

Casinos & Gaming - 2.8%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	671,259
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	4,131,000	4,134,821
Light & Wonder International, Inc., 7.00%, 05/15/2028 (a)	5,472,000	5,491,360
		10,297,440

Consumer Services - 1.7%
Graham Holdings Co., 5.75%, 06/01/2026 (a)	1,935,000	1,935,174
Prime Security Services Borrower LLC, 6.25%, 01/15/2028 (a)	4,519,000	4,530,144
		6,465,318

Diversified Consumer Services - 0.0%(b)
Grand Canyon University, 4.38%, 10/01/2026	150,000	146,819

Homebuilding - 1.2%
Century Communities, Inc., 6.75%, 06/01/2027	4,295,000	4,304,148

Leisure - 1.7%
Cedar Fair LP
5.38%, 04/15/2027	750,000	749,662
6.50%, 10/01/2028	2,000,000	2,018,118
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (a)	3,655,000	3,655,000
		6,422,780

Lodging - 1.6%
Hilton Worldwide Finance LLC, 4.88%, 04/01/2027	125,000	124,937
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	2,592,000	2,537,959
Travel + Leisure Co.
6.60%, 10/01/2025 (c)	2,000,000	2,007,951
6.63%, 07/31/2026 (a)	1,300,000	1,315,101
		5,985,948

Retail - 2.0%
Academy Ltd., 6.00%, 11/15/2027 (a)	3,094,000	3,104,338
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/2028 (a)	4,260,000	4,459,835
		7,564,173
TOTAL CONSUMER DISCRETIONARY		52,467,994

CONSUMER STAPLES - 5.1%
Food & Beverage - 2.7%
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	518,000	517,398
Primo / Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	4,690,000	4,726,585
TreeHouse Foods, Inc., 4.00%, 09/01/2028	5,193,000	4,740,693
		9,984,676

Food & Staples Retailing - 2.2%
Albertsons Cos., Inc., 5.88%, 02/15/2028 (a)	808,000	807,839
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	3,820,000	3,774,015
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	3,762,000	3,683,199
		8,265,053

Household & Personal Products - 0.2%
Coty, Inc., 5.00%, 04/15/2026 (a)	841,000	843,597
TOTAL CONSUMER STAPLES		19,093,326

ENERGY- 11.5%
Energy Equipment & Services - 4.7%
Archrock Partners LP, 6.88%, 04/01/2027 (a)	3,502,000	3,507,869
Borr IHC Ltd., 10.00%, 11/15/2028 (a)	3,293,902	3,004,921
Enerflex Ltd., 9.00%, 10/15/2027 (a)	3,241,000	3,353,333
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	250,000	258,763
Oceaneering International, Inc., 6.00%, 02/01/2028	2,748,000	2,772,465
TechnipFMC PLC, 6.50%, 02/01/2026 (a)	4,751,000	4,760,303
		17,657,654

Energy Midstream - 1.9%
Delek Logistics Partners LP, 7.13%, 06/01/2028 (a)	3,630,000	3,647,371
Genesis Energy LP, 7.75%, 02/01/2028	1,867,000	1,895,889
Targa Resources Partners LP, 6.50%, 07/15/2027	1,432,000	1,432,962
		6,976,222

Exploration & Production - 4.1%
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	3,367,000	3,558,814
Permian Resources Operating LLC, 5.38%, 01/15/2026 (a)	3,410,000	3,414,319
SM Energy Co., 6.75%, 09/15/2026	4,068,000	4,073,215
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/2026 (a)	3,380,000	3,382,400
Talos Production, Inc., 9.00%, 02/01/2029 (a)	1,000,000	1,024,564
		15,453,312

Oil & Gas Storage & Transportation - 0.8%
Global Partners LP, 7.00%, 08/01/2027	2,950,000	2,941,168
TOTAL ENERGY		43,028,356

FINANCIALS - 9.9%
Consumer Finance - 4.6%
Credit Acceptance Corp.
9.25%, 12/15/2028 (a)	1,687,000	1,788,038
6.63%, 03/15/2030 (a)	2,100,000	2,129,841
Enova International, Inc., 11.25%, 12/15/2028 (a)	3,098,000	3,330,362
OneMain Finance Corp., 9.00%, 01/15/2029	1,822,000	1,911,821
PRA Group, Inc.
8.38%, 02/01/2028 (a)	2,900,000	2,977,938
5.00%, 10/01/2029 (a)	1,850,000	1,706,747
World Acceptance Corp., 7.00%, 11/01/2026 (a)	3,494,000	3,503,689
		17,348,436

Insurance - 0.8%
Amwins Group, Inc., 4.88%, 06/30/2029 (a)	2,857,000	2,778,260

Investment Banking & Brokerage - 1.8%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (a)	1,152,000	1,193,698
Aretec Group, Inc., 7.50%, 04/01/2029 (a)	3,135,000	3,176,046
Osaic Holdings, Inc., 10.75%, 08/01/2027 (a)	2,305,000	2,312,005
		6,681,749

Mortgage REITs - 1.0%
Rithm Capital Corp., 8.00%, 04/01/2029 (a)	3,650,000	3,690,394

Specialty Finance - 1.6%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	3,335,000	3,306,636
9.25%, 07/01/2031 (a)	2,500,000	2,634,272
		5,940,908

Specialty Insurance - 0.1%
Radian Group, Inc., 4.88%, 03/15/2027	517,000	517,664
TOTAL FINANCIALS		36,957,411

HEALTH CARE - 3.8%
Healthcare Equipment & Supplies - 1.3%
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)	3,512,000	3,151,181
Teleflex, Inc., 4.63%, 11/15/2027	1,605,000	1,590,032
		4,741,213

Healthcare Providers & Services - 1.9%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	2,949,000	2,931,884
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	3,622,000	3,630,828
Encompass Health Corp., 5.75%, 09/15/2025	401,000	400,920
		6,963,632

Life Sciences Tools & Services - 0.6%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	1,000,000	982,679
IQVIA, Inc., 5.00%, 10/15/2026 (a)	1,395,000	1,394,499
		2,377,178
TOTAL HEALTH CARE		14,082,023

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	250,000	259,247
Bombardier, Inc., 7.88%, 04/15/2027 (a)	1,008,000	1,014,453
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	1,477,000	1,475,025
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (a)	3,170,000	3,500,000
		6,248,725

Building Products - 1.9%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (a)	1,624,000	1,612,302
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	1,945,000	1,872,975
Griffon Corp., 5.75%, 03/01/2028	3,611,000	3,612,857
		7,098,134

Commercial Services & Supplies - 3.3%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	4,820,000	4,658,867
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,648,387
Matthews International Corp., 8.63%, 10/01/2027 (a)	3,450,000	3,591,868
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028 (a)	1,432,000	1,470,693
		12,369,815

Engineering & Construction - 3.4%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	3,849,000	3,837,263
MasTec, Inc., 6.63%, 08/15/2029 (a)	4,894,000	4,920,402
Pike Corp., 5.50%, 09/01/2028 (a)	3,855,000	3,855,160
		12,612,825

Environmental Services - 0.2%
Clean Harbors, Inc., 4.88%, 07/15/2027 (a)	900,000	896,224

Machinery - 2.6%
Gates Corp., 6.88%, 07/01/2029 (a)	500,000	519,808
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	4,507,000	4,405,400
Titan International, Inc., 7.00%, 04/30/2028	4,281,000	4,301,463
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	500,000	521,081
		9,747,752

Professional Services - 1.5%
Camelot Finance SA, 4.50%, 11/01/2026 (a)	5,598,000	5,515,592

Trading Companies & Distributors - 2.2%
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	1,639,000	1,640,450
7.00%, 06/15/2030 (a)	700,000	731,488
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	5,458,000	5,321,112
Wesco Distribution, Inc., 7.25%, 06/15/2028 (a)	650,000	658,515
		8,351,565

Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027 (a)	350,000	358,550
XPO, Inc., 6.25%, 06/01/2028 (a)	1,000,000	1,016,807
		1,375,357
TOTAL INDUSTRIALS		64,215,989

INFORMATION TECHNOLOGY - 4.7%
Information Technology Services - 1.7%
KBR, Inc., 4.75%, 09/30/2028 (a)	4,518,000	4,349,497
Unisys Corp., 10.63%, 01/15/2031 (a)	2,000,000	2,061,823
		6,411,320

Software & Services - 2.8%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026 (a)	2,999,000	2,985,880
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	1,260,000	1,283,350
Open Text Corp., 3.88%, 02/15/2028 (a)	2,000,000	1,941,422
Rocket Software, Inc., 9.00%, 11/28/2028 (a)	4,000,000	4,126,760
		10,337,412

Technology Hardware & Equipment - 0.2%
Western Digital Corp., 4.75%, 02/15/2026	661,000	659,753
TOTAL INFORMATION TECHNOLOGY		17,408,485

MATERIALS - 8.5%
Chemicals - 2.9%
Avient Corp., 6.25%, 11/01/2031 (a)	500,000	504,986
Axalta Coating Systems LLC, 4.75%, 06/15/2027 (a)	1,300,000	1,292,917
Magnera Corp., 4.75%, 11/15/2029 (a)	5,560,000	4,918,601
HB Fuller Co., 4.25%, 10/15/2028	1,953,000	1,893,219
Minerals Technologies, Inc., 5.00%, 07/01/2028 (a)	1,356,000	1,334,718
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	1,000,000	1,000,308
		10,944,749

Metals & Mining - 4.0%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	3,500,000	3,241,771
Allegheny Ludlum LLC, 6.95%, 12/15/2025	1,077,000	1,089,173
Allegheny Technologies, 5.88%, 12/01/2027	1,000,000	1,005,497
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	3,125,000	3,079,481
Hecla Mining Co., 7.25%, 02/15/2028	1,000,000	1,008,533
Mineral Resources Ltd., 8.13%, 05/01/2027 (a)	4,500,000	4,500,870
New Gold, Inc., 7.50%, 07/15/2027 (a)	900,000	903,295
		14,828,620

Packaging & Containers - 1.6%
Berry Global, Inc., 4.88%, 07/15/2026 (a)	315,000	314,864
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	500,000	519,755
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (a)	3,299,000	3,357,201
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	2,000,000	2,002,444
		6,194,264
TOTAL MATERIALS		31,967,633

REAL ESTATE - 1.0%
Real Estate Investment Trusts – 1.0%
Iron Mountain, Inc., 4.88%, 09/15/2027 (a)	1,913,000	1,903,463
RHP Hotel Properties LP, 7.25%, 07/15/2028 (a)	1,250,000	1,294,740
SBA Communications Corp., 3.88%, 02/15/2027	696,000	685,769
		3,883,972
TOTAL REAL ESTATE		3,883,972

UTILITIES - 1.1%
Utilities - 1.1%
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	752,000	753,188
5.63%, 02/15/2027 (a)	3,250,000	3,254,254
		4,007,442
TOTAL UTILITIES		4,007,442
TOTAL CORPORATE BONDS (Cost $298,519,591)		301,034,079

CONVERTIBLE BONDS - 6.5%	Par	Value
COMMUNICATIONS - 1.3%
Media - 1.3%
fuboTV, Inc., 3.25%, 02/15/2026	5,194,000	5,079,732

FINANCIALS - 1.2%
Mortgage REITs - 1.2%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/2027	4,500,000	4,392,000

HEALTH CARE - 0.1%
Healthcare Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026 (d)	510,000	493,996

INFORMATION TECHNOLOGY - 0.8%
Software & Services - 0.8%
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026 (d)	3,150,000	2,949,109

REAL ESTATE - 2.0%
Real Estate Investment Trust - 1.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000	4,027,225

Real Estate Management & Services - 0.9%
Redfin Corp., 0.50%, 04/01/2027	4,000,000	3,610,395
		7,637,620

UTILITIES - 1.1%
Utilites - 1.1%
NextEra Energy Partners LP, 0.00%, 11/15/2025 (a)(d)	4,125,000	4,027,032
TOTAL CONVERTIBLE BONDS (Cost $24,368,138)		24,579,489

SHORT-TERM INVESTMENTS - 12.1%	Shares	Value
Money Market Funds - 12.1%
First American Government Obligations Fund - Class X, 4.24%(e)	14,335,677	14,335,677
First American Treasury Obligations Fund - Class X, 4.23%(e)	14,335,677	14,335,677
Invesco Government & Agency Portfolio - Institutional Class, 4.25%(e)	2,050,580	2,050,580
Invesco Treasury Portfolio - Institutional Class, 4.22%(e)	14,335,677	14,335,677
TOTAL SHORT-TERM INVESTMENTS (Cost $45,057,611)		45,057,611

TOTAL INVESTMENTS - 99.1% (Cost $367,945,340)		370,671,179
Other Assets in Excess of Liabilities - 0.9%		3,225,730
TOTAL NET ASSETS - 100.0%		$373,896,909
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $242,627,051 or 64.9% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Greenspring Income Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$301,034,079	$–	$301,034,079
Convertible Bonds	–	24,579,489	–	24,579,489
Short-Term Investments	45,057,611	–	–	45,057,611
Total Investments	$45,057,611	$325,613,568	$–	$370,671,179

Refer to the Schedule of Investments for further disaggregation of investment categories.